SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Year one	$ 220,973	$ 883,891
Year two	883,891	883,891
Year three	878,391	878,391
Year four	801,355	801,355
Year five	662,550	662,550
Thereafter	670,425	670,426
Total	$ 4,117,585	$ 4,780,504